                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22014

                        Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Diversified High

 Income Trust

 NQ | July 31, 2016

 Ticker Symbol: HNW

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES -  1.2% of Net Assets

   250,000

 American Credit Acceptance Receivables Trust, Series 2014-2, Class D, 4.96%, 5/10/21 (144A)

 $ 253,648

   200,000

 Ascentium Equipment Receivables LLC, Series 2015-1A,

 Class E, 5.92%, 6/12/23 (144A)

   198,312

   299,996

 Axis Equipment Finance Receivables III LLC, Series 2015-1A,

 Class E, 5.27%, 5/20/20 (144A)

   287,594

   80,239

 Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 3/15/17

   82,598

   400,000(a)

 NCF Dealer Floorplan Master Trust, Series 2016-1A, Class C, 8.987%, 3/21/22 (144A)

  395,095

   500,000

 VB-S1 Issuer LLC, Series 2016-1A, Class F, 6.901%, 6/15/46 (144A)

  507,637

 TOTAL ASSET BACKED SECURITIES

 (Cost  $1,711,766)

 $ 1,724,884

 COLLATERALIZED MORTGAGE OBLIGATIONS -  0.6% of Net Assets

   59,026

 Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)

 $ 46,545

   117,802

 Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)

   78,038

   290,000(b)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

   276,107

   347,818(c)

 GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)

   346,864

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $789,039)

 $ 747,554

 COMMERCIAL MORTGAGE-BACKED SECURITIES -  2.8% of Net Assets

   375,000(a)

 BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 2.971%, 12/15/29 (144A)

 $ 336,813

   139,379(b)

 Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41

  139,186

   260,000(a)

 CFCRE Mortgage Trust, Series 2015-RUM, Class E, 5.042%, 7/15/30 (144A)

  252,486

   500,000(b)

 Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)

   310,427

   500,000(b)

 COBALT CMBS Commercial Mortgage Trust, Series 2007-C3,

 Class C, 5.765%, 5/15/46

   405,453

   300,000(b)

 COMM Mortgage Trust, Series 2007-C9, Class H, 5.813%, 12/10/49 (144A)

   285,215

   250,000(b)

 COMM Mortgage Trust, Series 2012-CR2, Class E, 4.855%, 8/15/45 (144A)

   243,693

   115,766(a)

 EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 5.223%, 5/8/31 (144A)

   107,997

   170,000(a)

 EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.923%, 5/8/31 (144A)

   163,396

   124,211

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   122,969

   150,000

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

   144,968

   550,000(a)

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.081%, 6/15/29 (144A)

   532,062

   479,101(b)

 LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41

   474,343

   500,000(b)

 Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49

   497,732

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $4,105,593)

 $ 4,016,740

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  30.6% of Net Assets* (a)

 AUTOMOBILES & COMPONENTS - 2.1%

 Auto Parts & Equipment - 1.3%

   346,920

 Electrical Components International, Inc., Term Loan, 5.75%, 5/28/21

 $ 347,137

   184,116

 Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21

   174,081

   152,568

 Key Safety Systems, Inc., Initial Term Loan, 5.5%, 8/29/21

   153,490

   251,401

 MPG Holdco I, Inc., Initial Term Loan, 3.75%, 10/20/21

   251,676

   178,198

 TI Group Automotive Systems LLC, Initial US Term Loan, 4.5%, 6/30/22

   178,978

   786,235

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.0%, 4/23/20

   783,779

 $ 1,889,141

 Automobile Manufacturers - 0.6%

   839,209

 Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17

 $ 841,681

 Principal

 Amount

 USD ($)

 Value

 Tires & Rubber - 0.2%

   287,500

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/19

 $ 288,517

 Total Automobiles & Components

 $ 3,019,339

 CAPITAL GOODS - 4.5%

 Aerospace & Defense - 0.9%

   300,000

 DAE Aviation Holdings, Inc., Initial Term Loan, 5.25%, 7/7/22

 $ 301,125

   525,000

 DynCorp International, Inc., Term Loan B2, 7.75%, 7/7/20

   524,398

   118,088

 TASC, Inc., First Lien Term Loan, 7.0%, 5/22/20

   118,457

   228,422

 Vencore, Inc. (fka SI Organization, Inc.), Initial First Lien Term Loan, 5.75%, 11/23/19

   228,279

   157,600

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21

   142,628

 $ 1,314,887

 Building Products - 0.9%

   908,904

 Builders FirstSource, Inc., Term Loan B, 6.0%, 7/29/22

 $ 913,562

   391,885

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

   384,415

 $ 1,297,977

 Construction Machinery & Heavy Trucks - 0.3%

   388,050

 Navistar, Inc., Tranche B Term Loan, 6.5%, 8/7/20

 $ 367,677

 Electrical Components & Equipment - 0.7%

   418,585

 WireCo WorldGroup, Inc., Term Loan B, 0.0%, 7/21/23

 $ 420,547

   504,460

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

   503,409

 $ 923,956

 Industrial Conglomerates - 0.9%

   441,558

 Doosan Infracore International, Inc. (Doosan Holdings Europe, Ltd.), Tranche B Term Loan, 4.5%, 5/28/21

 $ 442,662

   98,258

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20

   98,474

   321,970

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20

   322,675

   34,939

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20

   35,016

   399,694

 Filtration Group Corp., Initial Second Lien Term Loan, 8.25%, 11/22/21

   395,364

   10,578

 Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 5.0%, 4/28/20

   10,653

   24,754

 Kleopatra Holdings 2 SCA, Initial US Borrower Dollar Term Loan, 5.0%, 4/28/20

   24,929

 $ 1,329,773

 Industrial Machinery - 0.4%

   496,250

 NN, Inc., Initial Term Loan, 5.75%, 10/19/22

 $ 496,663

 Trading Companies & Distributors - 0.4%

   286,828

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $ 287,366

   260,164

 WESCO Distribution, Inc., Tranche B-1 Loan, 5.5%, 12/12/19

   260,896

 $ 548,262

 Total Capital Goods

 $ 6,279,195

 COMMERCIAL & PROFESSIONAL SERVICES - 0.4%

 Environmental & Facilities Services - 0.3%

   500,000

 Granite Acquisition, Inc., Second Lien Term B Loan, 8.25%, 12/19/22

 $ 472,500

 Security & Alarm Services - 0.1%

   126,931

 Protection One, Inc., 2012 Term Loan, 4.75%, 7/1/21

 $ 128,280

 Total Commercial & Professional Services

 $ 600,780

 CONSUMER DURABLES & APPAREL - 0.1%

 Leisure Products - 0.1%

   164,514

 Bombardier Recreational Products, Inc., Term B Loan, 3.75%, 6/30/23

 $ 164,240

 Total Consumer Durables & Apparel

 $ 164,240

 CONSUMER SERVICES - 2.2%

 Casinos & Gaming - 0.2%

   295,500

 Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 10/1/21

 $ 295,338

 Education Services - 0.6%

   316,426

 Cengage Learning Acquisitions, Inc., Term Loan, 5.25%, 6/7/23

 $ 316,228

   600,000

 Laureate Education, Inc., Series 2018 Extended Term Loan, 5.0%, 6/15/18

   587,250

 $ 903,478

 Leisure Facilities - 0.1%

   128,010

 Fitness International LLC, Term B Loan, 5.5%, 7/1/20

 $ 127,903

 Principal

 Amount

 USD ($)

 Value

 Restaurants - 0.7%

   377,367

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

 $ 378,487

   529,800

 NPC International, Inc., Term Loan, 4.75%, 12/28/18

   531,125

 $ 909,612

 Specialized Consumer Services - 0.6%

   744,375

 KC MergerSub, Inc., First Lien Initial Term Loan, 6.0%, 8/12/22

 $ 741,584

   120,230

 Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18

   119,503

 $ 861,087

 Total Consumer Services

 $ 3,097,418

 DIVERSIFIED FINANCIALS - 0.3%

 Consumer Finance - 0.1%

   213,531

 Trans Union LLC, Term B-2 Loan, 3.5%, 4/9/21

 $ 213,397

 Specialized Finance - 0.2%

   246,875

 DBRS, Ltd., Initial Term Loan, 6.25%, 3/4/22

 $ 243,892

 Total Diversified Financials

 $ 457,289

 ENERGY - 1.0%

 Coal & Consumable Fuels - 0.1%

   352,500

 PT Bumi Resources Tbk, Term Loan, 18.0%, 11/4/16

 $ 80,194

 Integrated Oil & Gas - 0.3%

   467,555

 TerraForm AP Acquisition Holdings LLC, Term Loan, 7.0%, 6/27/22

 $ 460,541

 Oil & Gas Drilling - 0.5%

   744,680

 Jonah Energy LLC, Initial Second Lien Term Loan, 7.5%, 5/12/21

 $ 661,834

 Oil & Gas Equipment & Services - 0.1%

   540,069

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $ 221,428

 Total Energy

 $ 1,423,997

 FOOD, BEVERAGE & TOBACCO - 0.3%

 Packaged Foods & Meats - 0.3%

   473,823

 Dole Food Co., Inc., Tranche B Term Loan, 4.5%, 11/1/18

 $ 474,613

 Total Food, Beverage & Tobacco

 $ 474,613

 HEALTH CARE EQUIPMENT & SERVICES - 3.8%

 Health Care Equipment - 0.5%

   500,000

 Concentra, Inc., Initial Second Lien Term Loan, 9.0%, 6/1/23

 $ 490,150

   234,138

 Kinetic Concepts, Inc., Dollar F Term Loan, 5.0%, 11/4/20

   234,870

 $ 725,020

 Health Care Facilities - 1.8%

   233,397

 CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, 3.924%, 12/31/18

 $ 231,663

   246,294

 CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19

   242,753

   453,171

 CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21

   448,176

   193,046

 HCA, Inc., Tranche B-6 Term Loan, 3.746%, 3/17/23

   194,826

   315,322

 Kindred Healthcare, Inc., Incremental Term Loan, 4.25%, 4/9/21

   314,271

   500,000

 Prospect Medical Holdings, Inc., Term Loan, 7.0%, 6/30/22

   497,188

   296,183

 Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20

   293,221

   399,293

 Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22

   402,039

 $ 2,624,137

 Health Care Services - 1.0%

   338,254

 Bioscrip, Inc., Initial Term B Loan, 6.5%, 7/31/20

 $ 323,878

   202,952

 Bioscrip, Inc., Term Loan, 6.5%, 7/31/20

   194,326

   347,375

 HC Group Holdings III, Inc., Initial First Lien Term Loan, 6.0%, 4/7/22

   348,026

   200,388

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21

   201,202

   100,000

 NVA Holdings, Inc., First Lien Term Loan, 4.75%, 8/14/21

   100,125

   262,348

 Valitas Health Services, Inc., Term Loan B, 8.0%, 6/2/17

   173,150

 $ 1,340,707

 Health Care Supplies - 0.2%

   230,651

 Alere, Inc., Term Loan B, 4.5%, 6/20/22

 $ 228,221

 Health Care Technology - 0.3%

   235,238

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.5%, 3/17/21

 $ 235,716

   375,258(d)

 Medical Card System, Inc., Term Loan, 1.5%, 5/31/19

   243,918

 $ 479,634

 Total Health Care Equipment & Services

 $ 5,397,719

 HOUSEHOLD & PERSONAL PRODUCTS - 0.4%

 Household Products - 0.1%

   105,299

 SRAM LLC, First Lien Term Loan, 4.016%, 4/10/20

 $ 94,769

 Personal Products - 0.3%

   100,000

 Atrium Innovations, Inc., Second Lien Term Loan, 7.75%, 8/13/21

 $ 93,000

 Principal

 Amount

 USD ($)

 Value

 Personal Products - (continued)

   127,867

 NBTY, Inc., Dollar Term Loan B, 5.0%, 5/5/23

 $ 127,208

   250,000

 Revlon Consumer Products Corp., Term Loan B, 0.0%, 7/21/23

   250,031

 $ 470,239

 Total Household & Personal Products

 $ 565,008

 INSURANCE - 2.0%

 Life & Health Insurance - 0.3%

   472,179

 Integro, Ltd., Initial Term Loan, 6.75%, 10/31/22

 $ 465,097

   25,463

 Integro, Ltd., Term Loan, 6.75%, 10/31/22

   25,081

 $ 490,178

 Multi-Line Insurance - 0.1%

   166,488

 Alliant Holdings I LLC, Term Loan B, 4.5%, 8/12/22

 $ 165,760

 Property & Casualty Insurance - 1.6%

   740,384

 Confie Seguros Holding II Co., First Lien Term Loan B, 5.75%, 11/9/18

 $ 735,447

   593,765

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

   570,015

   931,574

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

   930,409

 $ 2,235,871

 Total Insurance

 $ 2,891,809

 MATERIALS - 3.2%

 Diversified Chemicals - 0.2%

   272,938

 Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/1/22

 $ 272,972

 Diversified Metals & Mining - 0.4%

   500,000

 Global Brass and Copper, Inc., Initial Term Loan, 5.25%, 7/18/23

 $ 503,125

   75,256(e)(f)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.15%, 11/25/14

   17,121

 $ 520,246

 Metal & Glass Containers - 0.9%

   533,684

 Tank Holding Corp., Initial Term Loan, 5.25%, 3/16/22

 $ 506,109

   742,500

 Tekni-Plex, Inc., USD Term Loan, 4.5%, 6/1/22

   741,417

 $ 1,247,526

 Paper Packaging - 0.3%

   486,979

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

 $ 488,501

 Paper Products - 0.7%

   287,111

 Appvion, Inc., Term Commitment, 6.25%, 6/28/19

 $ 284,240

   228,733

 Exopack Holdings SA, USD Term Loan, 4.5%, 5/8/19

   228,447

   471,362

 Xerium Technologies, Inc., New Term Loan, 6.25%, 5/17/19

   471,362

 $ 984,049

 Specialty Chemicals - 0.3%

   496,250

 Macdermid, Inc. (Platform Specialty Products Corp.),

 Term Loan B3, 5.5%, 6/7/20

 $ 496,508

 Steel - 0.4%

   500,000

 Zekelman Industries, Inc. (fka JMC Steel Group, Inc.),

 Term Loan, 6.0%, 6/14/21

 $ 503,125

 Total Materials

 $ 4,512,927

 MEDIA - 2.5%

 Advertising - 0.6%

   938,453

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

 $ 894,659

 Broadcasting - 0.9%

   264,167

 Hubbard Radio LLC, Term Loan, 4.25%, 5/27/22

 $ 257,893

   299,250

 Learfield Communications, Inc., First Lien 2014 Replacement Term Loan, 4.25%, 10/9/20

   299,718

   294,750

 MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 6.75%, 8/13/21

   247,037

   456,168

 Univision Communications, Inc., Replacement First Lien Term Loan, 4.0%, 3/1/20

   456,596

 $ 1,261,244

 Movies & Entertainment - 0.0%†

   20,992

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

 $ 20,939

 Publishing - 1.0%

   321,750

 Houghton Mifflin Holdings, Inc., Term Loan, 4.0%, 5/28/21

 $ 319,940

   81,573

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

   80,602

   925,000

 McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.0%, 5/4/22

   931,013

 $ 1,331,555

 Total Media

 $ 3,508,397

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%

 Biotechnology - 0.3%

   502,561

 Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22

 $ 457,330

 Principal

 Amount

 USD ($)

 Value

 Life Sciences Tools & Services - 1.0%

   992,500

 Albany Molecular Research, Inc., Term Loan B, 5.75%, 7/16/21

 $ 993,741

   424,511

 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4.25%, 5/20/21

   426,692

 $ 1,420,433

 Pharmaceuticals - 0.4%

   547,250

 Concordia Healthcare Corp., Initial Dollar Term Loan, 5.25%, 10/21/21

 $ 537,195

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 2,414,958

 REAL ESTATE - 0.9%

 Retail REITs - 0.5%

   274,603

 DTZ U.S. Borrower LLC, First Lien Initial Term Loan, 4.25%, 11/4/21

 $ 273,470

   500,000

 DTZ U.S. Borrower LLC, Second Lien Initial Term Loan, 9.25%, 11/4/22

   501,042

 $ 774,512

 Specialized REIT - 0.4%

   497,487

 Communications Sales & Leasing, Inc. (CSL Capital, LLC),

 Term Loan, 5.0%, 10/24/22

 $ 498,032

 Total Real Estate

 $ 1,272,544

 RETAILING - 0.9%

 Automotive Retail - 0.5%

   714,779

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $ 716,566

 Computer & Electronics Retail - 0.1%

   44,540(d)(g)

 Targus Group International, Inc., Tranche A-2 Term Loan,

 15.0% (15.0% PIK 0.0% cash), 12/31/19

 $ 44,540

   133,619(d)(g)

 Targus Group International, Inc., Tranche A-2/B Term Loan,

 15.0% (15.0% PIK 0.0% cash), 12/31/19

   133,619

 $ 178,159

 Specialty Stores - 0.3%

   305,320

 Dollar Tree, Inc., Term B-1 Loan, 3.5%, 7/6/22

 $ 307,109

   156,503

 Petsmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22

   156,966

 $ 464,075

 Total Retailing

 $ 1,358,800

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%

 Semiconductor Equipment - 0.3%

   411,904

 VAT Lux II S.a.r.l., Term Loan, 4.25%, 2/11/21

 $ 412,805

 Total Semiconductors & Semiconductor Equipment

 $ 412,805

 SOFTWARE & SERVICES - 1.3%

 Application Software - 0.5%

   493,833

 Epiq Systems, Inc., Term Loan, 4.5%, 8/27/20

 $ 494,451

   250,000

 VF Holding Corp., First Lien Initial Term Loan, 0.0%, 6/30/23

   250,870

 $ 745,321

 IT Consulting & Other Services - 0.8%

   245,000

 Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.75%, 4/28/21

 $ 201,819

   620,313

 Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.5%, 9/18/21

   618,762

   255,000

 TaxACT, Inc. (H.D. Vest, Inc.), Initial Term Loan, 7.0%, 1/3/23

   257,550

 $ 1,078,131

 Total Software & Services

 $ 1,823,452

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

 Communications Equipment - 0.1%

   64,644

 CommScope, Inc., Tranche 4 Term Loan, 3.538%, 1/14/18

 $ 64,725

 Electronic Components - 0.3%

   454,250

 Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.),

 First Lien Initial Term Loan, 5.75%, 3/31/22

 $ 453,398

 Total Technology Hardware & Equipment

 $ 518,123

 TELECOMMUNICATION SERVICES - 0.7%

 Integrated Telecommunication Services - 0.5%

   493,750

 GCI Holdings, Inc., Term B Loan, 4.0%, 2/2/22

 $ 497,299

   198,326

 Securus Technologies Holdings, Inc., Term Loan B2, 5.25%, 4/30/20

   188,750

 $ 686,049

 Wireless Telecommunication Services - 0.2%

   239,076

 Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19

 $ 193,353

   101,652

 Syniverse Holdings, Inc., Tranche B Term Loan, 4.0%, 4/23/19

   82,211

 $ 275,564

 Total Telecommunication Services

 $ 961,613

 TRANSPORTATION - 1.0%

 Marine - 0.7%

   614,353

 Commercial Barge Line Co., Initial First Lien Term Loan, 9.75%, 11/12/20

 $ 579,796

   445,664

 Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18

   403,697

 $ 983,493

 Principal

 Amount

 USD ($)

 Value

 Trucking - 0.3%

   493,671

 YRC Worldwide, Inc., Initial Term Loan, 8.0%, 2/13/19

 $ 449,240

 Total Transportation

 $ 1,432,733

 UTILITIES - 0.6%

 Electric Utilities - 0.3%

   398,692

 APLH Holdings Limited Partnership, Term Loan, 6.0%, 4/13/23

 $ 399,440

 Independent Power Producers & Energy Traders - 0.3%

   500,000

 Dynegy Finance IV, Inc., Term Loan, 0.0%, 6/27/23

 $ 500,677

 Total Utilities

 $ 900,117

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $44,438,838)

 $ 43,487,876

 CORPORATE BONDS & NOTES - 86.3% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.3%

 Auto Parts & Equipment - 0.3%

   454,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $ 448,325

 Total Automobiles & Components

 $ 448,325

 BANKS - 4.8%

 Diversified Banks - 4.8%

   300,000(b)

 Banco de Galicia y Buenos Aires, 8.25%, 7/19/26 (144A)

 $ 316,010

   525,000

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

   535,500

   400,000(b)

 Banco Macro SA, 9.75%, 12/18/36

   406,000

   200,000(b)(h)

 Banco Santander SA, 6.375%

   183,164

   325,000(b)(h)

 Bank of America Corp., 6.25%

   340,437

   680,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

   714,000

   950,000(b)(h)

 BNP Paribas SA, 7.625% (144A)

   987,050

   1,000,000(b)(h)

 Credit Agricole SA, 7.875% (144A)

   990,000

   350,000(b)(h)

 ING Groep NV, 6.5%

   334,688

   200,000(b)(h)

 Royal Bank of Scotland Group Plc, 7.5%

   194,200

   500,000(b)(h)

 Royal Bank of Scotland Group Plc, 8.0%

   496,875

   200,000

 Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)

   195,080

   245,000

 Trade & Development Bank of Mongolia LLC, 9.375%,

 5/19/20 (144A)

   253,644

   750,000

 UBS AG / Stamford CT, 7.625%, 8/17/22

   871,875

 Total Banks

 $ 6,818,523

 CAPITAL GOODS - 3.1%

 Aerospace & Defense - 0.9%

   400,000

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 412,000

   610,932(g)

 DynCorp International, Inc., 11.875% (1.5% PIK 10.375% cash), 11/30/20

   464,308

   435,000

 LMI Aerospace, Inc., 7.375%, 7/15/19

   442,613

 $ 1,318,921

 Agricultural & Farm Machinery - 0.3%

   475,000

 Titan International, Inc., 6.875%, 10/1/20

 $ 438,187

 Building Products - 0.2%

   300,000

 USG Corp., 7.875%, 3/30/20 (144A)

 $ 313,313

 Construction Machinery & Heavy Trucks - 0.2%

   360,000

 Meritor, Inc., 6.75%, 6/15/21

 $ 345,600

 Industrial Conglomerates - 0.4%

   455,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $ 490,831

 Industrial Machinery - 0.8%

   560,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $ 502,600

   450,000

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

   463,500

   229,061(d)(g)

 Liberty Tire Recycling LLC, 11.0% (11.0% PIK 0.0% cash),

 3/31/21 (144A)

   169,505

 $ 1,135,605

 Trading Companies & Distributors - 0.3%

   150,000

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 $ 156,375

   252,000

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

   265,860

 $ 422,235

 Total Capital Goods

 $ 4,464,692

 COMMERCIAL & PROFESSIONAL SERVICES - 1.1%

 Commercial Printing - 0.2%

   340,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $ 295,800

 Diversified Support Services - 0.9%

   280,000

 Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)

 $ 298,200

   950,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

   840,750

   260,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

   187,200

 $ 1,326,150

 Total Commercial & Professional Services

 $ 1,621,950

 Principal

 Amount

 USD ($)

 Value

 CONSUMER DURABLES & APPAREL - 0.7%

 Homebuilding - 0.7%

   350,000

 Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)

 $ 337,750

   250,000

 KB Home, 7.0%, 12/15/21

   265,000

   340,000

 KB Home, 7.625%, 5/15/23

   355,300

 Total Consumer Durables & Apparel

 $ 958,050

 CONSUMER SERVICES - 2.7%

 Casinos & Gaming - 1.0%

   832,066(e)(g)

 Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36

 $ 4,160

   365,000

 MGM Resorts International, 6.0%, 3/15/23

   394,886

   100,000

 Scientific Games International, Inc., 6.25%, 9/1/20

   68,000

   1,050,000

 Scientific Games International, Inc., 10.0%, 12/1/22

   933,188

 $ 1,400,234

 Hotels, Resorts & Cruise Lines - 0.4%

   245,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 $ 192,325

   425,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

   375,063

 $ 567,388

 Specialized Consumer Services - 1.3%

   1,153,000

 Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 5/15/20 (144A)

 $ 1,124,175

   160,000

 Monitronics International, Inc., 9.125%, 4/1/20

   141,100

   290,000

 Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)

   309,575

   315,000

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21

   314,212

 $ 1,889,062

 Total Consumer Services

 $ 3,856,684

 DIVERSIFIED FINANCIALS - 2.0%

 Consumer Finance - 1.4%

   600,000

 Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)

 $ 589,380

   445,000

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

   416,075

   345,000

 Navient Corp., 6.625%, 7/26/21

   348,450

   203,374

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

   204,391

   440,000

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   345,400

 $ 1,903,696

 Investment Banking & Brokerage - 0.1%

   240,000(b)(h)

 Goldman Sachs Capital II, 4.0%

 $ 195,000

 Specialized Finance - 0.5%

   175,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

 $ 150,500

   580,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22

   487,200

 $ 637,700

 Total Diversified Financials

 $ 2,736,396

 ENERGY - 9.6%

 Integrated Oil & Gas - 0.5%

   410,000

 Petrobras Global Finance BV, 6.25%, 3/17/24

 $ 384,375

 MXN

   540,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

   26,194

   325,000

 YPF SA, 8.875%, 12/19/18 (144A)

   352,625

 $ 763,194

 Oil & Gas Drilling - 0.5%

   160,000

 Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)

 $ 73,600

   442,000

 Rowan Cos., Inc., 5.4%, 12/1/42

   298,350

   62,000

 Rowan Cos., Inc., 5.85%, 1/15/44

   44,795

   320,000

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   258,800

 $ 675,545

 Oil & Gas Equipment & Services - 0.6%

   330,000(a)

 FTS International, Inc., 8.153%, 6/15/20 (144A)

 $ 267,158

   425,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

   378,250

   310,000

 Weatherford International, Ltd., 5.95%, 4/15/42

   213,900

 $ 859,308

 Oil & Gas Exploration & Production - 3.9%

   200,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 $ 128,040

   260,000(a)

 Chesapeake Energy Corp., 3.93%, 4/15/19

   213,200

   100,000

 Comstock Resources, Inc., 9.5%, 6/15/20

   45,750

   250,000

 Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 7/15/21 (144A)

   250,000

   360,000

 GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)

   295,200

   570,000

 Gulfport Energy Corp., 7.75%, 11/1/20

   584,250

   402,000(e)

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

   361,800

   600,000(e)

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   7,500

   450,000

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

   443,790

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Exploration & Production - (continued)

   355,000

 Oasis Petroleum, Inc., 7.25%, 2/1/19

 $ 332,813

   470,000

 PDC Energy, Inc., 7.75%, 10/15/22

   485,275

   506,000

 PetroQuest Energy, Inc., 10.0%, 2/15/21 (144A)

   346,610

   240,000(e)

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   24

   375,000

 Rice Energy, Inc., 6.25%, 5/1/22

   365,625

   870,000

 Sanchez Energy Corp., 7.75%, 6/15/21

   665,550

   150,000

 Whiting Petroleum Corp., 5.0%, 3/15/19

   130,875

   480,000

 Whiting Petroleum Corp., 5.75%, 3/15/21

   402,000

   300,000

 WPX Energy, Inc., 7.5%, 8/1/20

   295,500

   150,000

 WPX Energy, Inc., 8.25%, 8/1/23

   147,093

 $ 5,500,895

 Oil & Gas Refining & Marketing - 0.7%

   669,000

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21

 $ 490,042

   520,000

 Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23

   516,100

 $ 1,006,142

 Oil & Gas Storage & Transportation - 3.4%

   220,000

 Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)

 $ 206,800

   200,000

 Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24 (144A)

   209,000

   230,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

   209,300

   450,000(a)

 Energy Transfer Partners LP, 3.774%, 11/1/66

   306,000

   118,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

   98,458

   344,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

   317,155

   950,000

 Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22

   957,125

   480,000

 Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23

   406,800

   170,000

 PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23

   170,000

   925,000

 Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (144A)

   941,187

   1,175,000

 Williams Cos., Inc., 5.75%, 6/24/44

   1,078,062

 $ 4,899,887

 Total Energy

 $ 13,704,971

 FOOD & STAPLES RETAILING - 0.3%

 Food Retail - 0.3%

   200,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $ 192,000

   260,000

 Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)

   226,200

 Total Food & Staples Retailing

 $ 418,200

 FOOD, BEVERAGE & TOBACCO - 9.3%

 Agricultural Products - 0.8%

   900,000

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $ 738,000

   345,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

   282,900

   225,000(e)

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

   92,250

 $ 1,113,150

 Packaged Foods & Meats - 7.3%

   225,000

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $ 238,725

 EUR

   200,000

 Agrokor DD, 9.875%, 5/1/19 (144A)

   235,730

   650,000

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

   657,312

   500,000(e)

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   268,750

   1,100,000

 FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   1,141,580

   900,000

 JBS Investments GmbH, 7.25%, 4/3/24 (144A)

   927,450

   515,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

   527,875

   975,000

 Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)

   1,001,813

   800,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   834,000

   700,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   675,500

   700,000

 MHP SA, 8.25%, 4/2/20 (144A)

   661,500

   1,600,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   1,688,000

   200,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   220,500

   600,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

   469,500

   640,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

   683,200

   200,000

 Post Holdings, Inc., 7.75%, 3/15/24 (144A)

   221,250

 $ 10,452,685

 Soft Drinks - 0.3%

   355,000

 Cott Beverages, Inc., 5.375%, 7/1/22

 $ 363,875

 Tobacco - 0.9%

   1,470,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 1,293,600

 Total Food, Beverage & Tobacco

 $ 13,223,310

 HEALTH CARE EQUIPMENT & SERVICES - 1.6%

 Health Care Facilities - 1.1%

   700,000

 Kindred Healthcare, Inc., 6.375%, 4/15/22

 $ 645,750

   235,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

   244,691

   475,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

   441,750

 Principal

 Amount

 USD ($)

 Value

 Health Care Facilities - (continued)

   285,000

 Vizient, Inc., 10.375%, 3/1/24 (144A)

 $ 321,338

 $ 1,653,529

 Health Care Services - 0.3%

   425,000

 BioScrip, Inc., 8.875%, 2/15/21

 $ 392,063

 Health Care Technology - 0.2%

   275,000

 Change Healthcare Holdings, Inc., 11.0%, 12/31/19

 $ 290,812

 Total Health Care Equipment & Services

 $ 2,336,404

 HOUSEHOLD & PERSONAL PRODUCTS - 0.6%

 Household Products - 0.6%

 EUR

   350,000(a)

 Hydra Dutch Holdings 2BV, 5.205%, 4/15/19 (144A)

 $ 390,298

   460,000

 Springs Industries, Inc., 6.25%, 6/1/21

   476,100

 Total Household & Personal Products

 $ 866,398

 INSURANCE - 26.7%

 Insurance Brokers - 0.0%†

 GBP

   10,489(a)

 Towergate Finance Plc, 8.5%, 3/2/20 (144A)

 $ 14,097

 Life & Health Insurance - 0.1%

 GBP

   59,442

 TIG FINCO Plc, 8.75%, 4/2/20 (144A)

 $ 59,815

 Property & Casualty Insurance - 4.0%

   6,000,000(c)(d)

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 5,596,684

   80,000(b)(h)

 White Mountains Insurance Group, Ltd., 7.506% (144A)

   80,300

 $ 5,676,984

 Reinsurance - 22.6%

   500,000(a)

 Akibare Re, Ltd., 3.239%, 4/7/20 (144A) (Cat Bond)

 $ 506,200

   500,000(a)

 Aozora Re, Ltd., 2.954%, 4/7/20 (144A) (Cat Bond)

   501,750

   1,600,000(i)(j)

 Artex Segregated Account (Kane SAC, Ltd.), Variable Rate

 Notes, 6/15/17

   1,463,200

   750,000(a)

 Bosphorus Re., Ltd., 4.036%, 8/17/18 (144A)

   760,575

   800,000(i)(j)

 Carnousite Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/19/16

   16,320

   1,000,000(i)(j)

 Carnousite Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20

   1,035,200

   750,000(a)

 Citrus Re, Ltd., 7.738%, 2/25/19 (144A) (Cat Bond)

   758,625

 EUR

   1,000,000(i)(j)

 Dundonald Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/17/17

   1,031,690

   1,750,000(a)

 East Lane Re VI, Ltd., 2.888%, 3/14/18 (144A) (Cat Bond)

   1,752,800

   250,000(a)

 Galileo Re, Ltd., 9.238%, 1/8/19 (144A) (Cat Bond)

   253,525

   250,000(a)

 Galileo Re, Ltd., 13.738%, 1/8/19 (144A) (Cat Bond)

   254,700

   2,000,000(a)

 Gator Re, Ltd., 6.508%, 1/9/17 (144A) (Cat Bond)

   1,650,000

   2,400,000(i)(j)

 Gleneagles Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20

   2,513,040

   2,500,000(i)(j)

 Gullane Segregated Account (Kane SAC, Ltd.), Variable Rate

 Notes, 11/30/20

   2,659,250

   1,000,000(i)(j)

 Lahinch Segregated Account (Kane SAC, Ltd.), Variable Rate Notes,  5/10/21

   974,100

   1,450,000(i)(j)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18

   101,500

   1,000,000(a)

 Merna Reinsurance V, Ltd., 2.238%, 4/7/17 (144A) (Cat Bond)

   999,900

   750,000(a)

 MetroCat Re, Ltd., 4.738%, 8/5/16 (144A) (Cat Bond)

   749,325

   3,000,000(i)(j)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19

   117,600

   2,000,000(i)(j)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20

   2,047,400

   2,500,000(i)(j)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 12/20/16

   2,320,750

   2,004,948(i)(j)

 PI-6 Segregated Account (Kane SAC, Ltd.), Series C, Variable Rate Notes, 7/7/16

   15,238

   500,000(a)

 Queen Street IX Re, Ltd., 5.738%, 6/8/17 (144A) (Cat Bond)

   497,400

   2,000,000(a)

 Queen Street X Re, Ltd., 5.988%, 6/8/18 (144A) (Cat Bond)

   2,003,600

   1,000,000(i)(j)

 Resilience Re, Ltd., Variable Rate Notes, 6/2/17 (Cat Bond)

   947,700

   1,250,000(i)(j)

 Shenandoah, Re Ltd., Variable Rate Notes, 7/7/17

   1,176,250

   1,000,000(i)(j)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/16 (144A)

   2,600

   1,000,000(i)(j)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)

   24,700

   1,000,000(i)(j)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/17/18 (144A)

   1,061,400

   1,000,000(i)(j)

 St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/22/16

   19,700

   1,000,000(i)(j)

 St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/1/18

   1,031,700

 JPY

   150,799,195(i)(j)

 Tralee Segregated Account (Kane SAC, Ltd.), Variable Rate

 Notes, 7/20/17

   1,474,806

   500,000(a)

 Vitality Re VI, Ltd., 2.338%, 1/8/18 (144A) (Cat Bond)

   499,350

 Principal

 Amount

 USD ($)

 Value

 Reinsurance - (continued)

   1,000,000(a)

 Vitality Re VII, Ltd., 2.888%, 1/7/20 (144A) (Cat Bond)

 $ 1,016,000

 $ 32,237,894

 Total Insurance

 $ 37,988,790

 MATERIALS - 7.6%

 Commodity Chemicals - 0.7%

   300,000

 Basell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $ 405,211

   175,000

 Hexion US Finance Corp., 6.625%, 4/15/20

   147,875

   545,000

 Rain CII Carbon LLC / CII Carbon Corp., 8.0%, 12/1/18 (144A)

   498,675

 $ 1,051,761

 Construction Materials - 0.2%

   215,000

 Cemex SAB de CV, 7.75%, 4/16/26 (144A)

 $ 238,650

 Diversified Chemicals - 0.6%

   55,000

 Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)

 $ 62,837

   55,000

 Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)

   62,838

   200,000

 CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)

   204,500

   660,000

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

   523,875

 $ 854,050

 Diversified Metals & Mining - 1.1%

   109,000

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $ 54,500

   300,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

   336,000

   449,080

 Mirabela Nickel, Ltd., 9.5%, 6/24/19

   89,816

   180,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   165,600

   70,000

 Teck Resources, Ltd., 8.0%, 6/1/21 (144A)

   74,725

   70,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

   76,125

   750,000

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

   761,382

 $ 1,558,148

 Forest Products - 0.2%

   390,000

 Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)

 $ 319,800

 Gold - 0.1%

   85,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 79,475

 Metal & Glass Containers - 0.9%

   284,349(g)

 Ardagh Finance Holdings SA, 8.625% (8.625% PIK 0.0% cash), 6/15/19 (144A)

 $ 292,879

   320,000

 Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)

   337,600

 EUR

   150,000

 Horizon Holdings I SASU, 7.25%, 8/1/23 (144A)

   180,152

   475,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   488,062

 $ 1,298,693

 Paper Packaging - 1.6%

   580,000

 Coveris Holding Corp., 10.0%, 6/1/18 (144A)

 $ 596,588

 EUR

   1,365,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

   1,629,080

 $ 2,225,668

 Paper Products - 1.4%

   675,000

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 405,000

   500,000

 Mercer International, Inc., 7.0%, 12/1/19

   506,250

   840,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

   688,800

   210,000

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   188,475

   150,000

 Xerium Technologies, Inc., 8.875%, 6/15/18

   153,900

 $ 1,942,425

 Specialty Chemicals - 0.3%

   410,000

 A Schulman, Inc., 6.875%, 6/1/23 (144A)

 $ 416,150

 Steel - 0.5%

   250,000

 Evraz Group SA, 9.5%, 4/24/18 (144A)

 $ 271,025

   499,000

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   424,150

 $ 695,175

 Total Materials

 $ 10,679,995

 MEDIA - 1.5%

 Advertising - 0.1%

   130,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $ 125,775

 Broadcasting - 0.1%

   400,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $ 92,000

 Cable & Satellite - 0.1%

   220,000

 DISH DBS Corp., 7.75%, 7/1/26 (144A)

 $ 228,112

 Movies & Entertainment - 0.4%

   600,000

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

 $ 339,000

   225,000

 Regal Entertainment Group, 5.75%, 2/1/25

   227,813

 $ 566,813

 Publishing - 0.8%

   855,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $ 919,125

   186,000

 Trader Corp., 9.875%, 8/15/18 (144A)

   190,418

 $ 1,109,543

 Total Media

 $ 2,122,243

 Principal

 Amount

 USD ($)

 Value

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%

 Biotechnology - 0.2%

   300,000

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 308,250

 Pharmaceuticals - 1.0%

   208,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $ 221,000

   650,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%,

 7/15/23 (144A)

   566,722

 EUR

   450,000

 VRX Escrow Corp., 4.5%, 5/15/23

   395,185

   235,000

 VRX Escrow Corp., 5.875%, 5/15/23 (144A)

   195,638

 $ 1,378,545

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 1,686,795

 REAL ESTATE - 1.1%

 Specialized REIT - 1.1%

   1,520,000

 Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23

 $ 1,552,300

 Total Real Estate

 $ 1,552,300

 RETAILING - 1.4%

 Automotive Retail - 0.7%

   1,100,000

 DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)

 $ 1,045,000

 Computer & Electronics Retail - 0.2%

   235,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $ 219,725

 Department Stores - 0.4%

   300,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $ 313,500

   350,000

 Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)

   296,660

 $ 610,160

 Specialty Stores - 0.1%

   85,000

 Outerwall, Inc., 6.0%, 3/15/19

 $ 85,637

 Total Retailing

 $ 1,960,522

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductors - 0.2%

   200,000

 Micron Technology, Inc., 5.5%, 2/1/25

 $ 179,500

   150,000

 Micron Technology, Inc., 5.625%, 1/15/26 (144A)

   133,125

 Total Semiconductors & Semiconductor Equipment

 $ 312,625

 SOFTWARE & SERVICES - 0.1%

 Data Processing & Outsourced Services - 0.0%†

   65,000

 NeuStar, Inc., 4.5%, 1/15/23

 $ 57,444

 IT Consulting & Other Services - 0.1%

   130,000

 Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 (144A)

 $ 139,876

 Total Software & Services

 $ 197,320

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%

 Communications Equipment - 0.2%

   280,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $ 295,400

 Electronic Equipment & Instruments - 0.2%

   315,000

 Zebra Technologies Corp., 7.25%, 10/15/22

 $ 336,263

 Technology Hardware, Storage & Peripherals - 0.4%

   485,000

 Diebold, Inc., 8.5%, 4/15/24 (144A)

 $ 485,606

 Total Technology Hardware & Equipment

 $ 1,117,269

 TELECOMMUNICATION SERVICES - 3.7%

 Integrated Telecommunication Services - 2.0%

   1,165,000

 Frontier Communications Corp., 8.75%, 4/15/22

 $ 1,205,775

   290,000

 Frontier Communications Corp., 11.0%, 9/15/25

   309,575

   750,000

 GCI, Inc., 6.875%, 4/15/25

   778,125

   600,000

 Windstream Corp., 7.5%, 6/1/22

   552,000

 $ 2,845,475

 Wireless Telecommunication Services - 1.7%

   250,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $ 253,125

   300,000

 Altice SA, 7.75%, 5/15/22 (144A)

   304,320

   750,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

   696,562

   200,000

 Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)

   206,240

   340,000

 Sprint Corp., 7.125%, 6/15/24

   300,492

   275,000

 Sprint Corp., 7.25%, 9/15/21

   256,611

   250,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   245,263

 RUB

   14,100,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

   209,883

 $ 2,472,496

 Total Telecommunication Services

 $ 5,317,971

 Principal

 Amount

 USD ($)

 Value

 TRANSPORTATION - 2.9%

 Airlines - 0.8%

   155,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

 $ 139,887

   450,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.25%, 7/15/17 (144A)

   441,000

   500,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

   510,625

 $ 1,091,512

 Airport Services - 0.3%

   418,320

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $ 459,629

 Highways & Railtracks - 0.2%

 MXN

   4,500,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%,

 6/10/28 (144A)

 $ 245,255

 Marine - 0.3%

   500,000(e)

 Far East Capital, Ltd., SA, 8.0%, 5/2/18

 $ 241,900

   375,000

 Navios South American Logistics, Inc. / Navios Logistics

 Finance US, Inc., 7.25%, 5/1/22 (144A)

   256,875

 $ 498,775

 Railroads - 0.6%

   402,471(g)

 AAF Holdings LLC / AAF Finance Co., 12.0%

 (12.75% PIK 12.0% cash), 7/1/19 (144A)

 $ 412,533

   485,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

   497,125

 $ 909,658

 Trucking - 0.7%

   1,325,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20

   954,000

 Total Transportation

 $ 4,158,829

 UTILITIES - 3.0%

 Electric Utilities - 1.2%

   575,000

 Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21

 $ 549,844

   460,000(b)

 Enel S.p.A., 8.75%, 9/24/73 (144A)

   533,025

   355,000

 PPL Energy Supply LLC, 4.625%, 7/15/19 (144A)

   336,362

   370,000

 PPL Energy Supply LLC, 6.5%, 6/1/25

   325,600

 $ 1,744,831

 Gas Utilities - 0.4%

   492,450

 Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)

 $ 525,075

 Independent Power Producers & Energy Traders - 1.4%

   190,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 $ 194,987

   1,065,000

 Terraform Global Operating LLC, 9.75%, 8/15/22 (144A)

   1,067,663

   125,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)

   125,469

   585,000

 TerraForm Power Operating LLC, 6.125%, 6/15/25 (144A)

   582,075

 $ 1,970,194

 Total Utilities

 $ 4,240,100

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $123,626,848)

 $ 122,788,662

 CONVERTIBLE BONDS & NOTES -  2.5% of Net Assets

 HEALTH CARE EQUIPMENT & SERVICES - 1.2%

 Health Care Equipment - 1.2%

   1,040,000(c)

 Hologic, Inc., 2.0%, 12/15/37

 $ 1,734,850

 Total Health Care Equipment & Services

 $ 1,734,850

 MATERIALS - 1.1%

 Diversified Chemicals - 1.1%

   1,900,000(k)

 Hercules, Inc., 6.5%, 6/30/29

 $ 1,596,000

 Total Materials

 $ 1,596,000

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Biotechnology - 0.2%

   250,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 283,281

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 283,281

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $2,448,759)

 $ 3,614,131

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -  9.4% of Net Assets

   1,000,000(a)

 U.S. Treasury Notes, 0.373%, 10/31/16

 $ 1,000,120

   590,000(a)

 U.S. Treasury Notes, 0.488%, 10/31/17

   590,637

   7,880,000(a)

 U.S. Treasury Notes, 0.51%, 4/30/18

   7,888,668

   3,855,000(a)

 U.S. Treasury Notes, 0.592%, 1/31/18

   3,863,658

 $ 13,343,083

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $13,336,075)

 $ 13,343,083

 SOVEREIGN DEBT OBLIGATIONS -  2.4% of Net Assets

 Argentina - 1.5%

   270,640

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $ 288,232

   360,000

 Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)

   396,900

 Principal

 Amount

 USD ($)

 Value

 Argentina - (continued)

   230,000

 Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)

 $ 257,600

   1,135,000

 Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)

   1,148,052

 $ 2,090,784

 Ireland - 0.3%

   450,000

 Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)

 $ 481,770

 Kenya - 0.3%

   500,000

 Kenya Government International Bond, 6.875%, 6/24/24 (144A)

 $ 474,250

 Mexico - 0.1%

 MXN

   970,000

 Mexican Bonos, 7.75%, 11/13/42

 $ 60,447

 MXN

   325,383

 Mexican Udibonos, 3.5%, 12/14/17

   17,814

 $ 78,261

 Zambia - 0.2%

   300,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 $ 237,150

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $3,234,380)

 $ 3,362,215

 Shares

 COMMON STOCKS -  0.3% of Net Assets

 CAPITAL GOODS - 0.0%†

 Industrial Machinery - 0.0%†

   10,289(d)(f)

 Liberty Tire Recycling LLC

 $ 103

 Total Capital Goods

 $ 103

 CONSUMER DURABLES & APPAREL - 0.0%†

 Homebuilding - 0.0%†

 MXN

   89,094(f)

 Desarrolladora Homex SAB de CV

 $ 7,644

 Total Consumer Durables & Apparel

 $ 7,644

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

   3,750(f)

 PetroQuest Energy, Inc.

 $ 12,112

 Total Energy

 $ 12,112

 INSURANCE - 0.0%†

 Insurance Brokers - 0.0%†

 GBP

   10,233(d)(f)

 TopCo., Ltd.

 $ 136

 GBP

   475(d)(f)

 Towergate Finance Plc

   6

 Total Insurance

 $ 142

 RETAILING - 0.1%

 Computer & Electronics Retail - 0.1%

   42,088(d)(f)

 Targus Cayman SubCo., Ltd.

 $ 147,308

 Total Retailing

 $ 147,308

 TRANSPORTATION - 0.2%

 Air Freight & Logistics - 0.2%

   943(f)

 CEVA Holdings LLC

 $ 330,159

 Total Transportation

 $ 330,159

 TOTAL COMMON STOCKS

 (Cost  $1,102,066)

 $ 497,468

 CONVERTIBLE PREFERRED STOCKS -  0.4% of Net Assets

 BANKS - 0.4%

 Diversified Banks - 0.4%

   470

 Bank of America Corp., 7.25%

 $ 566,820

 Total Banks

 $ 566,820

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

   200

 Halcon Resources Corp., 5.75%

 $ 8,600

 Total Energy

 $ 8,600

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $524,899)

 $ 575,420

 PREFERRED STOCKS -  1.5% of Net Assets

 BANKS - 0.4%

 Diversified Banks - 0.4%

   500(b)

 AgStar Financial Services ACA, 6.75% (144A)

 $ 530,594

 Total Banks

 $ 530,594

 DIVERSIFIED FINANCIALS - 0.7%

 Other Diversified Financial Services - 0.7%

   40,675(b)

 GMAC Capital Trust I, 6.602%

 $ 1,033,958

 Total Diversified Financials

 $ 1,033,958

 INSURANCE - 0.4%

 Insurance Brokers - 0.4%

 GBP

   452,745(d)(f)

 Towergate Finance Plc, Class B

 $ 497,549

 Total Insurance

 $ 497,549

 TOTAL PREFERRED STOCKS

 (Cost  $2,106,323)

 $ 2,062,101

 Principal

 Amount

 USD ($)

 Value

 WARRANT -  0.0%†

 INSURANCE - 0.0%†

 Insurance Brokers

 GBP

   136(d)(f)(l)

 Towergate Finance Plc

 $ –

 TOTAL WARRANT

 (Cost  $–)

 $ –

 Number

 of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 CALL OPTIONS PURCHASED -  0.0%†

 MXN       18,332

 (m)

 Desarrolladora Homex

 SAB de CV

 Bank of New York

 Mellon Corp.

 $–(o)

 10/23/22

 $ –

 MXN       18,332

 (n)

 Desarrolladora Homex

 SAB de CV

 Bank of New York

 Mellon Corp.

   –(o)

 10/23/22

   –

 $ –

 TOTAL CALL OPTIONS PURCHASED

 (Premiums paid  $–)

 $ –

 TOTAL INVESTMENTS IN SECURITIES - 138.0%

 (Cost - $197,424,586) (p)(q)

 $ 196,220,134

 OTHER ASSETS AND LIABILITIES - (38.0)%

 $ (54,045,405)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS - 100.0%

 $ 142,174,729

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2016, the value of these securities amounted to $79,122,002, or 55.7% of total net assets applicable to common shareowners.

 (Cat Bond)

 Catastrophe or Event-linked bond. At July 31, 2016, the value of these securities amounted normally to $12,390,875, or 8.7% of total net assets applicable to common shareowners.

 †

 Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2016.

 (a)

 Floating rate note. The rate shown is the coupon rate at July 31, 2016.

 (b)

 The interest rate is subject to change periodically. The interest rate shown is the rate at July 31, 2016.

 (c)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2016.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (e)

 Security is in default.

 (f)

 Non-income producing.

 (g)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (h)

 Security is perpetual in nature and has no stated maturity date.

 (i)

 Structured reinsurance investment. At July 31, 2016, the value of these securities amounted to $20,034,144, or 14.1% of total net assets applicable to common shareowners.

 (j)

 Rate to be determined.

 (k)

 Security is priced as a unit.

 (l)

 Towergate B Preferred warrants are exercisable into 136 Tig FinCo A shares.

 (m)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.

 (n)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.

 (o)

 Strike price is 1 Mexican Peso (MXN).

v

 (p)

 At July 31, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $199,526,490 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 8,794,770

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (12,101,126)

 Net unrealized depreciation

 $ (3,306,356)

 For financial reporting purposes net unrealized depreciation on investments was $1,204,452 and cost of investments aggregated $197,424,586.

 (q)

 Distributions of Investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

 United States

 63.1%

 Bermuda

 14.4

 Luxembourg

 4.0

 Netherlands

 2.7

 Argentina

 2.5

 Ireland

 2.5

 Cayman Islands

 2.4

 United Kingdom

 1.2

 France

 1.1

 Canada

 1.0

 Other (individually less than 1%)

 5.1

 100.0%

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 JPY

 -

 Japanese Yen

 MXN

 -

 Mexican Peso

 RUB

 -

 Russian Ruble

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of July 31, 2016, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

 $                –

 $1,724,884

 $ –

 $1,724,884

 Collateralized Mortgage

 Obligations

 –

 747,554

 –

 747,554

 Commercial Mortgage-Backed

 Securities

 –

 4,016,740

 –

 4,016,740

 Senior Secured Floating

 Rate Loan Interests

 Health Care Equipment

 & Services

 Health Care Technology

 –

 235,716

 243,918

 479,634

 Retailing

 Computer & Electronics Retail

 –

 –

 178,159

 178,159

 All Other Senior Secured Floating

 Rate Loan Interests

 –

 42,830,083

 –

 42,830,083

 Corporate Bonds & Notes

 Capital Goods

 Industrial Machinery

 –

 966,100

 169,505

 1,135,605

 Insurance

 Property & Casualty Insurance

 –

 80,300

 5,596,684

 5,676,984

 Reinsurance

 –

 12,203,750

 20,034,144

 32,237,894

 All Other Corporate Bonds & Notes

 –

 83,738,179

 –

 83,738,179

 Convertible Bonds & Notes

 –

 3,614,131

 –

 3,614,131

 U.S. Government and

 Agency Obligations

 –

 13,343,083

 –

 13,343,083

 Sovereign Debt Obligation

 –

 3,362,215

 –

 3,362,215

 Common Stocks

 Capital Goods

 Industrial Machinery

 –

 –

 103

 103

 Insurance

 Insurance Brokers

 –

 –

 142

 142

 Retailing

 Computer & Electronics Retail

 –

 –

 147,308

 147,308

 Transportation

 Air Freight & Logistics

 –

 330,159

 –

 330,159

 All Other Common Stocks

 19,756

 –

 –

 19,756

 Convertible Preferred Stocks

 Energy

 Oil & Gas Exploration & Production

 –

 8,600

 –

 8,600

 All Other Convertible Preferred Stocks

 566,820

 –

 –

 566,820

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

 Banks

 Diversified Banks

 $                –

 $530,594

 $ –

 $530,594

 Insurance

 Insurance Brokers

 –

 –

 497,549

 497,549

 All Other Preferred Stock

 1,033,958

 –

 –

 1,033,958

 Warrant

 –

 –

 –*

 –*

 Call Options Purchased

 –

 –*

 –

 –*

 Total Investments in

 Securities

 $1,620,534

 $167,732,088

 $26,867,512

 $196,220,134

 *   Includes securities that are valued at $0.

 The following is a summary of the fair valuation of certain of the Trust's assets and liabilities as of July 31, 2016:

 Level 1

 Level 2

 Level 3

 Total

 Assets:

 Foreign currencies, at value

 $ –

 $237,205

 $ –

 $237,205

 Liabilities:

 Credit agreement

  –

 (57,000,000)

  –

 (57,000,000)

 Total

 $ –

 $(56,762,795)

 $ –

 $(56,762,795)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Transfers

 Transfers

 Balance

 Realized

 unrealized

 Accrued

 In and out

 In and

 Balance

 as of

 gain

 appreciation

 discounts/

 of Level 3

 out of

 as of

 4/30/16

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 categories

 Level 3*

 7/31/16

 Senior Secured

 Floating Rate

 Loan Interests

 Health Care

 Equipment &

 Services

 Health Care

 Technology

  $243,918

  $             –

  $(3,670)

  $–

  $–

  $3,670

  $–

  $             –

  $243,918

 Retailing

 Computer &

 Electronics

 Retail

 168,351

 –

 –

 9,808

 –

 –

 –

 –

 178,159

 Corporate Bonds

 & Notes

 Capital Goods

 Industrial

 Machinery

 169,505

 –

 (585)

 –

 –

 585

 –

 –

 169,505

 Insurance

 Property

 & Casualty

 Insurance

 5,247,802

 –

 344,844

 –

 –

 4,038

 –

 –

 5,596,684

 Reinsurance

 18,069,562

 –

 (20,205)

 5,867,489

 (3,998,270)

 115,568

 –

 –

 20,034,144

 Common Stocks

 Capital Goods

 Industrial

 Machinery

 103

 –

 –

 –

 –

 –

 –

 –

 103

 Insurance

 Insurance

 Brokers

 156

 –

 (14)

 –

 –

 –

 –

 –

 142

 Retailing

 Computer &

 Electronics

 Retail

 147,308

 –

 –

 –

 –

 –

 –

 –

 147,308

 Preferred Stocks

 Insurance

 Insurance

 Brokers

 548,937

 –

 (51,388)

 –

 –

 –

 –

 –

 497,549

 Reinsurance

 37,500

 –

 (37,500)

 –

 –

 –

 –

 –

 –

 Warrants

 Insurance

 Insurance

 Brokers

 –**

 –

 –

 –

 –

 –

 –

 –

 –**

 Total

  $24,633,142

  $–

  $231,482

  $5,877,297

  $(3,998,270)

  $123,861

  $–

  $             –

  $26,867,512

 *Transfers are calculated on the beginning of period value. For the three months ended July 31, 2016, there were no transfers between Levels 1, 2 and 3.

 **Includes securities that are valued $0.

 Net change in unrealized appreciation depreciation of Level 3 investments still held and considered Level 3 at July 31, 2016: $412,169.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Diversified High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 28, 2016 * Print the name and title of each signing officer under his or her signature.